Parent-only Financial Information (Condensed Statements of Income) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income tax expense (benefit)	$ (2,150)	$ 466	$ (2,035)	$ (2,338)	$ (2,590)	$ (1,973)	$ (215)	$ (2,342)	$ (1,840)	$ (4,845)	$ (4,928)	$ (6,497)	$ (6,370)	$ (6,618)
Net income	3,948	3,810	3,696	4,347	4,970	3,831	2,395	4,186	3,381	8,896	9,317	16,823	13,793	12,074
Parent Company
Interest on ESOP loan												500	513	526
Interest income on deposit in Northfield Bank												78	100	273
Interest income on deposits in other financial institutions												3	31	590
Interest income on corporate bonds												688	1,247	603
Gain on securities transactions, net												227	38
Undistributed earnings of Northfield Bank												16,503	14,320	11,521
Total income												17,999	16,249	13,513
Other expenses												952	2,627	1,177
Income tax expense (benefit)												224	(171)	262
Total expense												1,176	2,456	1,439
Net income												$ 16,823	$ 13,793	$ 12,074